INCOME TAX EXPENSE - Reconciliation of Differences Between Statutory Tax Rate and the Effective Tax Rate (Details)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory income tax rate 25.0%	25.00%	25.00%	25.00%
Permanent differences	(3.30%)	(42.00%)	(17.00%)
Effect of different tax rate	36.70%	12.40%	(0.70%)
Change of valuation allowance	(58.10%)	4.80%	(7.30%)
Effective tax rate	0.30%	0.20%	0.00%